Bank indebtedness, interim production financing, long-term debt and obligations under finance leases - Interim production financing (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Net book value of production financing, licensing contracts receivable and film tax credits receivable	$ 115,639	$ 131,186
Borrowings	866,603	1,084,559
Interim production financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 93,683	$ 101,224
Interim production financing | Prime Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.50%
Interim production financing | Prime Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%